Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Accounting Policies [Abstract]
Useful Lives of Property, Plant and Equipment

The useful lives of these items are assessed as follows:

Leasehold improvements	Over the life of the lease
Fixtures and fittings	Three to ten years
Motor vehicles	Four to eight years
Computer equipment	Three to ten years

	Leasehold improvements	Fixtures and fittings	Motor vehicles	Computer equipment	Totals
Cost
At December 31, 2016	14,612	2,211	162	4,319	21,304
Additions	7,717	3,230	-	2,000	12,947
Disposals	(249)	(175)	(39)	(364)	(827)
Transfers	-	(177)	-	177	-
Foreign exchange movements	1,373	427	19	431	2,250
At December 31, 2017	23,453	5,516	142	6,563	35,674
Additions	16,086	2,083	-	3,318	21,487
Disposals	(1,489)	(211)	(28)	(61)	(1,789)
Transfers	(1,156)	889	-	101	(166)
Foreign exchange movements	(1,830)	(501)	(5)	(525)	(2,861)
At December 31, 2018	35,064	7,776	109	9,396	52,345
Accumulated depreciation
At December 31, 2016	(2,260)	(971)	(115)	(2,163)	(5,509)
Depreciation for year	(1,674)	(972)	(14)	(988)	(3,648)
Disposals	249	171	28	337	785
Transfers	(98)	61	-	37	-
Foreign exchange movements	(225)	(151)	(11)	(219)	(606)
At December 31, 2017	(4,008)	(1,862)	(112)	(2,996)	(8,978)
Depreciation for year	(4,091)	(1,196)	(14)	(2,037)	(7,338)
Disposals	562	136	28	35	761
Transfers	-	11	-	(11)	-
Foreign exchange movements	375	129	4	230	738
At December 31, 2018	(7,162)	(2,782)	(94)	(4,779)	(14,817)
Net book value
At December 31, 2017	19,445	3,654	30	3,567	26,696
At December 31, 2018	27,902	4,994	15	4,617	37,528

Estimated Useful Lives of Intangible Assets

Amortization is charged to depreciation and amortization expense on a straight-line basis over the estimated useful life of the intangible assets, from the time that the assets are available for use. The useful lives of these items are assessed as follows:

Development costs	Three years
Brand, trademarks & domain names	Five to ten years
Customer relationships	Three to five years

	Goodwill	Brand, trademarks & domain names	Customer relationships	Development costs	Total
Cost
At December 31, 2016	25,503	3,555	1,030	17,785	47,873
Additions	10,073	3,046	1,178	18,997	33,294
Transfers	-	139	-	(139)	-
Foreign exchange movements	2,873	549	176	2,294	5,892
At December 31, 2017	38,449	7,289	2,384	38,937	87,059
Additions	-	-	-	50,978	50,978
Transfers	-	-	-	166	166
Foreign exchange movements	(2,406)	(443)	(145)	(4,602)	(7,596)
At December 31, 2018	36,043	6,846	2,239	85,479	130,607
Accumulated amortization
At December 31, 2016	-	(689)	(256)	(3,985)	(4,930)
Amortization for year	-	(745)	(272)	(6,315)	(7,332)
Transfers	-	(67)	-	67	-
Foreign exchange movements	-	(103)	(37)	(616)	(756)
At December 31, 2017	-	(1,604)	(565)	(10,849)	(13,018)
Amortization for year	-	(459)	(1,057)	(14,683)	(16,199)
Transfers	-	-	-	-	-
Foreign exchange movements	-	123	96	1,736	1,955
At December 31, 2018	-	(1,940)	(1,526)	(23,796)	(27,262)
Net book value
At December 31, 2017	38,449	5,685	1,819	28,088	74,041
At December 31, 2018	36,043	4,906	713	61,683	103,345